30. Financial results (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income
Gain on derivatives		R$ 59,669	R$ 84,862	R$ 17,838
Gains from financial investments		182,966	225,535	161,223
Inflation indexation		28,043	42,967	78,169
(-) Taxes on financial income	[1]	(38,553)	(26,818)	(20,372)
Unrealized gains - conversion right - ESN		374,994	16,148
Interest income			7,451
Other		129,850	39,418	22,870
Total financial income		736,969	389,563	259,728
Financial expenses
Loss with derivatives		(428,060)	(86,990)	(51,674)
Derivative losses - capped call		(74,728)	(23,229)
Unrealized loss - conversion right		(836,596)	(778,557)	(710,787)
Bank charges and expenses		(119,641)	(73,171)	(75,673)
Exchange offer costs				(53,952)
Losses from financial investments		(65,403)	(111,679)	(33,999)
Interest on Leases		(818,529)	(488,278)
Other		(203,235)	(186,361)	(135,004)
Total financial expenses		(2,546,192)	(1,748,265)	(1,061,089)
Foreign exchange rate change, net		(3,056,226)	(385,092)	(1,081,197)
Total		R$ (4,865,449)	R$ (1,743,794)	R$ (1,882,558)

[1]	Relative to taxes on Financial Revenues (PIS and COFINS), according to Decree 8,426 of April 1, 2015.